Goodwill and Intangible Assets - Intangible Assets by Major Asset Class (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years	10 years 10 months 9 days
Gross Carrying Amount		$ 1,473,400	$ 1,402,010
Accumulated Amortization		(809,724)	(776,520)
Goodwill		2,364,031	2,140,503	$ 2,108,536
Intangible assets		2,426,549	2,147,447
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 62,518	6,944
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)		10 years 6 months
Gross Carrying Amount		$ 298,395	320,406
Accumulated Amortization		$ (197,038)	(216,554)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)		10 years 8 months 26 days
Gross Carrying Amount		$ 860,129	766,966
Accumulated Amortization		$ (378,705)	(346,085)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)		12 years 7 days
Gross Carrying Amount		$ 314,876	314,638
Accumulated Amortization		$ (233,981)	$ (213,881)